Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

23. Financial Instruments

The following table categorizes the Company's derivative financial assets and liabilities and their fair values which are recorded as other assets or other liabilities on the Company's balance sheet.

	December 31, 2013	December 31, 2012
Financial assets
Derivatives not designated in a hedging relationship
Current - commodity swaps	$2,149	$660
Long-term - commodity swaps	$670	$491
Long-term - interest rate swaps	$19,199	$-

Derivatives designated in a hedging relationship
Current - commodity swaps	$-	$913

Financial liabilities
Derivatives not designated in a hedging relationship
Current - interest rate swaps	$9,863	$2,447
Long-term - interest rate swaps	$9,870	$1,307
Current - foreign currency exchange agreements	$-	$80
Current - wood waste supply agreement	$208	$-
Long-term - wood waste supply agreement	$598	$-

Derivatives designated in a hedging relationship

The following tables outline the hierarchical measurement categories for various financial assets and liabilities. As at December 31, 2013 and December 31, 2012, financial assets and liabilities measured on a recurring basis had the following fair values expressed on a gross basis:

			December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$31,980	$-	$-	$31,980
Funded landfill post-closure costs	10,690	-	-	10,690
Other assets - commodity swaps	-	-	2,819	2,819
Other assets - interest rate swaps	-	19,199	-	19,199
Other liabilities - commodity swaps (designated in a
Other liabilities - interest rate swaps (designated in a
Other liabilities - interest rate swaps	-	(19,733)	-	(19,733)
Other liabilities - wood waste supply agreement	-	-	(806)	(806)
	$42,670	$(534)	$2,013	$44,149

			December 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$29,940	$-	$-	$29,940
Funded landfill post-closure costs	9,885	-	-	9,885
Other assets - commodity swaps (designated in a hedging relationship)	-	-	913	913
Other assets - commodity swaps	-	-	1,151	1,151
Other liabilities - interest rate swaps	-	(3,754)	-	(3,754)
Other liabilities - foreign currency exchange agreements	-	(80)	-	(80)
	$39,825	$(3,834)	$2,064	$38,055

The following tables outline the change in fair value for recurring Level 3 financial instrument measurements for the years ended December 31, 2013 and 2012, respectively:

	December 31
Significant unobservable inputs (Level 3)	2013	2012

Balance, beginning of year	$2,064	$2,258
Realized gains included in the statement of operations, during the year	1,308	513
Unrealized gains included in the statement of operations, during the year	867	928
Unrealized losses included in accumulated other comprehensive loss, during the year	(913)	(1,126)
Settlements	(1,308)	(513)
Foreign currency translation adjustment	(5)	4
Balance, end of year	$2,013	$2,064

Fair value

Cash equivalents are invested in a money market account offered through a Canadian financial institution. The fair value of cash equivalents is equal to its carrying amount.

Funded landfill post-closure costs are invested in Bankers' Acceptances, offered through Canadian financial institutions, or Government of Canada treasury bills. The fair value of these investments is supported by quoted prices in active markets for identical assets.

The fair values of financial instruments are calculated using available market information, commonly accepted valuation methods and third-party valuation specialists. Considerable judgment is required to interpret market information to develop these estimates. Accordingly, these fair value estimates are not necessarily indicative of the amounts the Company, or counter-parties to the instruments, could realize in a current market exchange. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The Company's interest rate swaps are recorded at their estimated fair values based on quotes received from financial institutions that trade these contracts. The Company verifies the reasonableness of these quotes by comparing them to similar quotes from another financial institution and its own calculation of fair value. In addition, the Company employs a third-party, who is not a counter-party, to independently value the interest rate swaps and the Company uses all of this information to derive its fair value estimates. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The fair values of commodity swaps are determined applying a discounted cash flow methodology. This methodology uses the Department of Energy forward index curve and the risk-free rate of interest, on a basis consistent with the underlying terms of the agreements, to discount the commodity swaps.  Financial institutions and the U.S. Department of Treasury are the sources of the Department of Energy forward index curve and risk-free rate of interest, respectively. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The fair value of the Company's embedded derivative from its wood waste supply agreement is determined applying a discounted cash flow methodology. This methodology uses electricity generator and Ultra Low Sulfur Diesel forward index curves and the risk-free rate of interest, on a basis consistent with the underlying terms of the agreement. The Company employs a third-party, who is not a counter-party, to independently value the embedded derivative and the Company uses this information to derive its fair value estimate. The use of different assumptions and or estimation methods could have a material effect on this fair value.

The Company's foreign currency exchange agreement outstanding at December 31, 2012 was recorded at its estimated fair value based on quotes received from a financial institution that the Company had entered into the agreements with. The Company verified the reasonableness of the quotes by comparing them to the period end foreign currency exchange rate plus a forward premium. The use of different assumptions and or estimation methods could have resulted in differing fair values which the Company believes was not material.

Hedge accounting

The Company has designated certain commodity and interest rate swaps as cash flow hedges. The following tables outline changes in the fair value of commodity and interest rate swaps designated as cash flow hedges and their impact on other comprehensive income or loss, net of the related income tax effect, for the years ended December 31, 2013 and 2012.

	December 31
	2013	2012

Derivatives designated as cash flow hedges, net of income tax
Other comprehensive income, interest rate swaps	$-	$3,854
Other comprehensive loss, commodity swaps	(1,051)	(2,250)
Total other comprehensive (loss) income, net of income tax	$(1,051)	$1,604

	December 31
	2013	2012

Reclassifications from accumulated other comprehensive income or loss to net income or loss
Gains (losses) on cash flow hedges:
Commodity swaps - recorded in operating expenses	$704	$2,336
Interest rate swaps - recorded in interest on long-term debt	-	(1,830)
	704	506
Income tax - recorded in income tax expense or recovery	(247)	(177)
Total gains on cash flow hedges reclassified from accumulated other comprehensive income or loss	$457	$329

Discontinuation of hedge accounting:
Interest rate swaps - recorded in net gain or loss on financial instruments	$-	$4,370
Income tax - recorded in income tax expense or recovery	-	(1,530)
Total discontinuation of hedge accounting reclassified from accumulated other comprehensive income or loss	$-	$2,840

Total amount reclassified from accumulated other comprehensive income or loss	$457	$3,169

The Company measures and records any ineffectiveness on commodity swaps representing the difference between the underlying index price and the actual price of diesel fuel purchased. Gains or losses are reclassified to operating expenses as diesel fuel is consumed. At December 31, 2013, no amounts remain in accumulated other comprehensive income to be reclassified to future earnings.

In conjunction with the full repayment of the U.S. facility, effective October 24, 2012, the designation of interest rate swaps as cash flow hedges ceased and hedge accounting was discontinued.

Interest rate and commodity swaps

The Company is subject to credit risk on certain interest rate and commodity swaps (collectively the “agreements”). The Company entered into interest rate swaps to fix a portion of its variable rate interest charged on borrowings under its previously outstanding U.S. long-term debt facility, some of which were designated for hedge accounting up to October 24, 2012. The Company also entered into additional interest rate swaps to reduce its exposure to interest rate volatility on consolidated credit facility advances. In addition, the Company has entered into commodity swaps for a portion of diesel fuel consumed in its Canadian and U.S. operations.

The Company's corporate treasury function is responsible for arranging all agreements while the Audit Committee is responsible for approving these agreements. Suitable counterparties identified by the Company's treasury function are approved by the Audit Committee. The Company will only enter into agreements with highly rated and experienced counterparties who have successfully demonstrated that they are capable of executing these arrangements. If the counterparties' credit rating, prepared by reputable third-party rating agencies, is downgraded, the Company's treasury function will review the agreement and assess if its exposure to the counterparty can be collateralized or if the agreement should be terminated. The Company's treasury function also prepares a report, at least once annually, to the Company's Audit Committee which outlines key terms of its agreements, fair values, counterparties and each counterparty's most recent credit rating, and, when applicable, changes to the risks related to each agreement.

The Company's maximum exposure to credit risk is equal to the fair value of interest rate and commodity swaps recorded in other assets on the Company's balance sheet. The Company holds no collateral or other credit enhancements as security over these agreements. The Company deems the agreements' credit quality to be high in light of its counterparties and no amounts are either past due or impaired. In all instances, the Company's risk management objective is to mitigate its risk exposures to a level consistent with its risk tolerance.

The Company has entered into the following commodity and interest rate swaps as outlined in the tables below:

U.S. fuel hedges
Date entered	Notional amount (gallons per month expressed in gallons)	Diesel rate paid (expressed in dollars)	Diesel rate received variable	Effective date	Expiration date

June 21, 2012	150,000	$3.62	Diesel Fuel Index	January 1, 2015	December 31, 2015
June 1, 2012	62,500	$3.69	Diesel Fuel Index	November 1, 2013	June 30, 2014
May 9, 2012	150,000	$3.85	Diesel Fuel Index	January 1, 2014	December 31, 2014
May 24, 2012	150,000	$3.79	Diesel Fuel Index	January 1, 2014	December 31, 2014
June 1, 2012	300,000	$3.73	Diesel Fuel Index	January 1, 2014	December 31, 2014
June 1, 2012	150,000	$3.72	Diesel Fuel Index	January 1, 2015	December 31, 2015

Canadian fuel hedges
Date entered	Notional amount (litres per month expressed in litres)	Diesel rate paid (expressed in C$)	Diesel rate received variable	Effective date	Expiration date

May 9, 2012	260,000	$0.61	NYMEX WTI Index	January 1, 2013	December 31, 2014
May 23, 2012	260,000	$0.60	NYMEX WTI Index	January 1, 2013	December 31, 2014
June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2014	December 31, 2014
June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2015	December 31, 2015

Interest rate swaps
Date entered	Notional amount	Fixed interest rate (plus applicable margin)	Variable interest rate received	Effective date	Expiration date

October 26, 2010	$160,000	1.07%	0.25%	November 2, 2010	July 2, 2014
March 25, 2011	$60,000	1.61%	0.25%	April 4, 2011	July 2, 2014
June 29, 2011	$30,000	1.13%	0.25%	July 5, 2011	July 2, 2014
August 30, 2013	$35,000	2.97%	0.25%	September 30, 2013	September 29, 2023
August 30, 2013	$40,000	2.96%	0.25%	September 30, 2013	September 29, 2023
September 6, 2013	$25,000	1.10%	0.25%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.10%	0.25%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.95%	0.25%	September 30, 2013	September 28, 2018
September 6, 2013	$25,000	1.95%	0.25%	September 30, 2013	September 28, 2018
September 19, 2013	$25,000	2.30%	0.25%	September 30, 2013	September 30, 2020
September 19, 2013	$25,000	2.30%	0.25%	September 30, 2013	September 30, 2020
September 24, 2013	$25,000	1.60%	0.25%	September 30, 2013	September 28, 2018
September 24, 2013	$25,000	1.60%	0.25%	September 30, 2013	September 28, 2018
October 21, 2013	$25,000	1.51%	0.25%	October 31, 2013	September 28, 2018
October 21, 2013	$25,000	1.53%	0.25%	October 31, 2013	September 28, 2018
October 25, 2013	$15,000	2.65%	0.25%	October 31, 2013	September 29, 2023
October 25, 2013	$20,000	2.64%	0.25%	October 31, 2013	September 29, 2023
November 5, 2013	$25,000	1.50%	0.25%	November 7, 2013	September 28, 2018
November 5, 2013	$25,000	1.50%	0.25%	November 7, 2013	September 28, 2018
December 11, 2013	$20,000	2.18%	0.25%	December 13, 2013	September 30, 2020
December 11, 2013	$20,000	2.17%	0.25%	December 13, 2013	September 30, 2020
December 30, 2013	$10,000	2.96%	0.25%	January 2, 2014	September 29, 2023
December 30, 2013	$15,000	0.75%	0.25%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	0.79%	0.25%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	1.62%	0.25%	January 2, 2014	September 28, 2018
December 30, 2013	$30,000	1.66%	0.25%	January 2, 2014	September 28, 2018

The contractual maturities of the Company's derivatives are as follows:

				December 31, 2013
		Payments due
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years

Derivative
Interest rate swaps	$19,382	$9,696	$9,434	$252	$-

Unrealized amounts recorded to net gain or loss on financial instruments for the years ended December 31, 2013 and 2012 are as follows:

	December 31
	2013	2012

Net (gain) loss on financial instruments
Funded landfill post-closure costs	$(87)	$(59)
Interest rate swaps	(3,251)	2,269
Fuel hedges	(1,699)	(928)
Wood waste supply agreement	832	-
Foreign currency exchange agreements	(77)	443
	$(4,282)	$1,725

Estimated fair value

The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued charges approximates fair value due to the relatively short-term maturities of these instruments. Funded landfill post-closure costs and derivative financial instruments are recorded on the balance sheet at fair value.

At December 31, 2013, the estimated fair value of the direct finance lease receivables applying an interest rate consistent with the credit quality of the instrument is $68 (2012 - $528), compared to the carrying amount of $68 (2012 - $512).

At December 31, 2012, the estimated fair value of the 2005 Seneca IRB Facility was approximately $45,400 compared to the carrying amount of $45,000. The 2005 Seneca IRB Facility was repaid in full on October 1, 2013.

At December 31, 2013, the estimated fair value of the term B facility is approximately $576,400 (2012 - $538,500) compared to the carrying amount of $493,052 (2012 - $497,560).

At December 31, 2013, the estimated fair value of long-term debt, excluding the term B facility, bears interest at variable rates and approximates its carrying amount. The Company believes that renegotiation of its variable rate long-term debt would result in similar pricing to that which it currently enjoys. Accordingly, because the Company's variable rate facilities are non-amortizing and the Company's credit spreads have remained principally unchanged, the current carrying amount of the Company's variable rate long-term debt approximates its fair value.